COMMITMENTS (Details 2) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments [Abstract]
Advertising expenditure contracted but not provided for in the financial statements	¥ 0	¥ 1,670	¥ 3,830